Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Leases
	December 31,	December 31,
	2020	2019
Assets
Right of use assets	$1,129	$1,251
Liabilities
Current portion of operating lease liabilities	94	75
Long term operating lease liabilities, net	1,092	1,229
	$1,186	$1,304
Weighted-average remaining lease term (years)	6	7
Weighted-average discount rate	13.6%	13.6%

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating leases liabilities are as follows:

December 31,
2020
2021	$318
2022	320
2023	336
2024	339
2025	340
Thereafter	262
Total lease payments	1,915
Less: Imputed interest	(729)
$1,186